Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurement
Summary of assets that are measured at fair value on a recurring basis

	Level 1	Level 2	Level 3
	RMB	RMB	RMB
As of December 31, 2020
Short-term investments (i)	—	1,473,349	—
As of December 31, 2019
Short-term investments (i)	—	40,000	—
(i)

Short‑term investments represent structured deposits and the Group values these short‑term investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.